OTHER DEFERRED LIABILITIES - Summary of Other Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	$ 28,192	$ 50,937
Deferred lease inducements	(332)	(366)	$ (340)
Payments on finance lease	(1,170)	(1,538)
Loss on onerous contracts	(5,362)	0	0
Drawdown deferred financing obligations	(1,505)	(6,020)
Drawdown deferred capital obligations	(4,755)	(14,693)
Realized deferred gain	(13,020)
Other liabilities, end of period	12,772	28,192	50,937
Payment For Change In Estimate		(128)
Current portion of other deferred liabilities	1,909	20,790
Long term portion of other deferred liabilities	10,863	7,402
Finance lease obligation
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	6,891	8,429
Deferred lease inducements	0	0
Payments on finance lease	(1,170)	(1,538)
Loss on onerous contracts	0
Drawdown deferred financing obligations	0	0
Drawdown deferred capital obligations	0	0
Realized deferred gain	0
Other liabilities, end of period	5,721	6,891	8,429
Payment For Change In Estimate		0
Current portion of other deferred liabilities	476
Long term portion of other deferred liabilities	5,245
Deferred lease inducements
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	2,021	2,387
Deferred lease inducements	(332)	(366)
Payments on finance lease	0	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	0	0
Drawdown deferred capital obligations	0	0
Realized deferred gain	0
Other liabilities, end of period	1,689	2,021	2,387
Payment For Change In Estimate		0
Current portion of other deferred liabilities	340
Long term portion of other deferred liabilities	1,349
Onerous Contracts
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	0	0
Deferred lease inducements	0	0
Payments on finance lease	0	0
Loss on onerous contracts	(5,362)
Drawdown deferred financing obligations	0	0
Drawdown deferred capital obligations	0	0
Realized deferred gain	0
Other liabilities, end of period	5,362	0	0
Payment For Change In Estimate		0
Current portion of other deferred liabilities	1,093
Long term portion of other deferred liabilities	4,269
Deferred financing obligations
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	1,505	7,525
Deferred lease inducements	0	0
Payments on finance lease	0	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	(1,505)	(6,020)
Drawdown deferred capital obligations	0	0
Realized deferred gain	0
Other liabilities, end of period	0	1,505	7,525
Payment For Change In Estimate		0
Current portion of other deferred liabilities	0
Long term portion of other deferred liabilities	0
Deferred gain
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	13,020	10,706
Deferred lease inducements	0	0
Payments on finance lease	0	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	0	0
Drawdown deferred capital obligations	0	0
Realized deferred gain	(13,020)
Other liabilities, end of period	0	13,020	10,706
Payment For Change In Estimate		2,314
Current portion of other deferred liabilities	0
Long term portion of other deferred liabilities	0
Deferred Capital Obligation
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	4,755	21,890
Deferred lease inducements	0	0
Payments on finance lease	0	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	0	0
Drawdown deferred capital obligations	(4,755)	(14,693)
Realized deferred gain	0
Other liabilities, end of period	0	4,755	$ 21,890
Payment For Change In Estimate		$ (2,442)
Current portion of other deferred liabilities	0
Long term portion of other deferred liabilities	$ 0
Alder Flats Plant Sale
Disclosure of financial liabilities [line items]
Percentage of working interest disposed of			35.00%	35.00%